Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
Bank Borrowings

9. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2023 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date		Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	1/29/2024	*	5,000,000	704,235
Bank of China	Huadong	3.50%	3/10/2023	3/9/2024	*	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	*	5,000,000	704,235
Bank of Communications	Huadong	3.50%	1/19/2023	5/25/2024	*	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/21/2023	4/19/2024	*	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	2/16/2024	*	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024		10,000,000	1,408,471
Total						52,000,000	7,324,047

*	These	loans were repaid subsequently.

Short-term bank borrowings as of December 31, 2022 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date		Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023		4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023		9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023	*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023	*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023	*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023	*	9,000,000	1,304,877
Total						42,000,000	6,089,428

Interest expense was $250,781, $191,198 and $180,744 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, Kai Liu and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2023	December 31, 2022
	US$	US$
Buildings, net	3,495,192	2,777,379
Land use right, net	90,832	96,416
Total	3,586,024	2,873,795